STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TRADING PROFIT (LOSS):
Realized, net	$ 1,533,464	$ 8,389,331	$ 10,000,130
Change in unrealized, net	9,252,101	(11,145,957)	(15,758,092)
Total trading profit (loss), net	10,785,565	(2,756,626)	(5,757,962)
EXPENSES:
Wrap fee	2,494,985	3,973,316	5,972,416
Total expenses	2,494,985	3,973,316	5,972,416
NET INVESTMENT INCOME (LOSS)	(2,494,985)	(3,973,316)	(5,972,416)
NET PROFIT (LOSS)	$ 8,290,580	$ (6,729,942)	$ (11,730,378)
NET PROFIT (LOSS) PER UNIT:
Weighted average number of General Partner and Limited Partner Units outstanding (in units)	387,996	606,631	833,672
Net profit (loss) per weighted average General Partner and Limited Partner Unit	$ 21.37	$ (11.09)	$ (14.07)